UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 28.3%
US Treasury Obligations
US Treasury Bills:
0.145% *, 9/29/2011	1,000,000	999,637
0.216% *, 10/20/2011	20,000,000	19,986,896
0.221% *, 10/20/2011	15,000,000	14,989,941
US Treasury Notes:
0.875%, 1/31/2012	55,000,000	55,194,347
1.0%, 9/30/2011	170,000,000	170,326,350
1.0%, 10/31/2011	10,000,000	10,025,141
1.0%, 3/31/2012	100,000,000	100,624,442
1.125%, 12/15/2011	70,000,000	70,262,130
1.375%, 2/15/2012	30,000,000	30,193,310
1.375%, 4/15/2012	25,000,000	25,198,525
1.75%, 11/15/2011	10,000,000	10,056,218
4.5%, 11/30/2011	25,000,000	25,434,656
4.5%, 3/31/2012	60,000,000	61,900,574
4.625%, 8/31/2011	175,000,000	176,278,177
4.625%, 10/31/2011	71,000,000	72,045,763
4.625%, 2/29/2012	70,000,000	72,058,544

Total Government & Agency Obligations (Cost $915,574,651)		915,574,651
Repurchase Agreements 69.5%
Barclays Capital, 0.01%, dated 6/30/2011, to be repurchased at $927,000,258 on 7/1/2011 (a)	927,000,000	927,000,000
BNP Paribas, 0.005%, dated 6/30/2011, to be repurchased at $432,000,060 on 7/1/2011 (b)	432,000,000	432,000,000
Citigroup Global Markets, Inc., 0.01%, dated 6/30/2011, to be repurchased at $300,000,083 on 7/1/2011 (c)	300,000,000	300,000,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 6/30/2011, to be repurchased at $100,000,028 on 7/1/2011 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.0001%, dated 6/30/2011, to be repurchased at $386,686,813 on 7/1/2011 (e)	386,686,812	386,686,812
The Toronto-Dominion Bank, 0.005%, dated 6/30/2011, to be repurchased at $100,000,014 on 7/1/2011 (f)	100,000,000	100,000,000

Total Repurchase Agreements (Cost $2,245,686,812)		2,245,686,812

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,161,261,463) †	97.8	3,161,261,463
Other Assets and Liabilities, Net	2.2	69,679,250

Net Assets	100.0	3,230,940,713

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,161,261,463.
(a)	Collateralized by $954,339,100 US Treasury Note, 1.5%, maturing on 6/30/2016 with a value of $954,540,094.
(b)	Collateralized by $438,925,600 US Treasury Note, 0.625%, maturing on 6/30/2012 with a value of $440,640,043.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,435,000	US Treasury Inflation-Indexed Bond	3.625	4/15/2028	4,492,783
232,537,200	US Treasury Inflation-Indexed Note	2.0	1/15/2014	307,507,232
Total Collateral Value				312,000,015

(d)	Collateralized by $187,927,000 US Treasury STRIPS, with various maturity dates of 11/15/2018-8/15/2039 with a value of $102,000,432.
(e)	Collateralized by $394,865,000 US Treasury Note, 1.375%, maturing on 11/30/2015 with a value of $394,421,115.
(f)	Collateralized by $102,949,200 US Treasury Note, 1.5%, maturing on 6/30/2016 with a value of $102,000,008.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(g)	$—	$915,574,651	$—	$915,574,651
Repurchase Agreements	—	2,245,686,812	—	2,245,686,812
Total	$—	$3,161,261,463	$—	$3,161,261,463

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011